Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	123 Months Ended	156 Months Ended
		Aug. 05, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			25.02%	14.53%	13.10%		14.75%
Russell 1000 Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Russell 1000 Value Total Return Index(1)(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		14.37%	8.68%	8.49%		11.23%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.49%	10.06%	9.23%	9.59%
Scharf ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.83%	9.35%	8.55%		10.99%
Performance Inception Date		Dec. 30, 2011
Scharf ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			6.63%	7.75%	7.17%		9.82%
Scharf ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.51%	7.23%	6.70%		9.05%
Scharf Global Opportunity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.09%	6.98%	8.33%	8.97%
Performance Inception Date		Oct. 14, 2014
Scharf Global Opportunity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.36%	6.08%	7.09%	7.74%
Scharf Global Opportunity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.14%	5.43%	6.52%	7.08%

[1]	The Adviser believes that the additional index reasonably represents the Fund’s investment strategy.